Borrowed Funds (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total borrowed funds	$ 60,263	$ 57,419
PNC Capital Trust C
Debt Instrument [Line Items]
Carrrying value - junior subordinated debt	205
Trust preferred securities	200
Parent Company
Debt Instrument [Line Items]
Total borrowed funds	9,825	6,715
Bank
Debt Instrument [Line Items]
Total borrowed funds	41,660	45,699
Senior Notes | Parent Company
Debt Instrument [Line Items]
Total borrowed funds	8,843	5,063
Basis adjustments - Fair value accounting hedges	177
Senior Notes | Bank
Debt Instrument [Line Items]
Total borrowed funds	20,167	19,955
Basis adjustments - Fair value accounting hedges	167
Subordinated Debt | Parent Company
Debt Instrument [Line Items]
Total borrowed funds	777	1,447
Basis adjustments - Fair value accounting hedges	34
Subordinated Debt | Bank
Debt Instrument [Line Items]
Total borrowed funds	5,152	$ 4,243
Basis adjustments - Fair value accounting hedges	$ 170